Cash flow disclosures	12 Months Ended
Dec. 31, 2020
Cash flow disclosures
Cash flow disclosures

28       Cash flow disclosures

	At December 31,
	2020	2019	2018
Changes in working capital
Other receivables and credits	46,571	(103,908)	(41,567)
Inventories	2,358	(1,395)	(999)
Other liabilities	(14,831)	(48,116)	(37,242)
	34,098	(153,419)	(79,808)

The most significant non-cash transactions are detailed below:

	For the year ended
	2020	2019	2018

Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(3)	(4,368)	(595)
Right-of-use asset initial recognition with an increase in Lease liabilities	(7,878)	(12,273)	—
Income tax paid with tax certificates	(1,227)	—	(1,650)
Borrowings cost capitalization	(84)	(562)	—

Reconciliation of debt:

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Bank and financial		Loans with
	borrowings	Notes	related parties	Other	Total
Values at the beginning of the year	575,282	633,062	—	—	1,208,344
Proceeds from borrowings	184,527	39,783	—	—	224,310
Loans and interest paid	(81,384)	(31,231)	—	—	(112,615)
Debt renegotiation expenses	(2,624)	(8,351)	—	—	(10,975)
Foreign exchange and inflation adjustments	(52,215)	6,036	—	—	(46,179)
Other non-cash movements *	40,751	41,181	—	—	81,932
Balances as of December 31, 2020	664,337	680,480	—	—	1,344,817

	Bank and financial		Loans with
	borrowings	Notes	related parties	Other	Total
Values at the beginning of the year	446,007	678,936	—	1,715	1,126,658
Adjustment on adoption of IFRS 16	—	—	—	(1,715)	(1,715)
Proceeds from borrowings	196,977	—	—	—	196,977
Loans and interest paid	(75,147)	(94,142)	—	—	(169,289)
Foreign exchange and inflation adjustments	(34,347)	699	—	—	(33,648)
Other non-cash movements *	41,792	47,569	—	—	89,361
Balances as of December 31, 2019	575,282	633,062	—	—	1,208,344

	Bank and financial		Loans with
	borrowings	Notes	related parties	Other	Total
Values at the beginning of the year	765,330	682,415	34,651	4,049	1,486,445
Proceeds from borrowings	123,036	71,510	—	—	194,546
Loans and interest paid	(431,583)	(119,663)	(34,980)	(1,664)	(587,890)
Foreign exchange and inflation adjustments	(55,935)	(3,624)	—	(1,265)	(60,824)
Other non-cash movements *	45,159	48,298	329	595	94,381
Balances as of December 31, 2018	446,007	678,936	—	1,715	1,126,658

* This line mainly includes interest accrued.